Stock Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation
21.
Stock Based Compensation

On March 12, 2025, the Board of Directors and the Compensation Committee of the Company approved an Equity Incentive Plan (the “Plan”). Certain officers, directors and employees of the Company are eligible to receive awards under the Plan. During the year ended December 31, 2025, a total of 3,106,929 shares were granted under the Plan either as performance bonus to the employees for services already rendered, which were immediately considered vested, or as stock-based compensation to employees of the Company and to non-employee directors for services already rendered and were immediately considered vested or services that contained future service vesting conditions. The fair value of each share granted was $2.55 which is equal to the closing price of the HMR’s common stock on the grant date.

All unvested shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until such time that restricted shares, are forfeited the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares. The Company did not pay any dividends during the period from March 12, 2025, to December 31, 2025, to these shares.

The stock-based compensation expense for the year ended December 31, 2025, amounted to $4,962,819 and is included in “General and administrative expenses” in the consolidated statement of operations.

A summary of the status of the Company’s non-vested shares as of December 31, 2025, is presented below:

	Number of shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2025	-	-
Granted	3,106,929	2.55
Vested	(1,129,091)	(2.55)
Forfeited	(16,666)	(2.55)
Non-vested, December 31, 2025	1,961,172	2.55

The remaining unrecognized compensation cost relating to the shares granted amounting to $2,917,350 as of December 31, 2025, is expected to be recognized over the weighted average remaining period of 2.1 years, according to the contractual terms of those non-vested share awards.

The total fair value of shares vested during the year ended December 31, 2025, was $2,864,982.

As of December 31, 2025, from the total vested share awards of 1,129,091, the shares of 1,070,753 were issued and included in the Company’s common stock with par value $0.001.